Income from equity instruments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Instruments Classified As [Abstract]
Financial assets held for trading	R$ 0	R$ 0	R$ 18,458
Financial Assets Measured At Fair Value Through Profit Or Loss	13,398	27,047	0
Financial assets - available-for-sale	0	0	64,662
Financial Assets Measured At Fair Value Through Other Comprehensive Income	5,535	5,576	0
Total	R$ 18,933	R$ 32,623	R$ 83,120